Schedule of investments
Optimum Large Cap Growth Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.24%♦
Communication Services — 14.41%
Alphabet Class A	395,883	$ 74,940,652
Alphabet Class C	381,970	72,742,367
Meta Platforms Class A	143,366	83,942,227
Netflix †	72,708	64,806,095
Spotify Technology †	11,127	4,977,997
Trade Desk Class A †	45,495	5,347,027
		306,756,365
Consumer Discretionary — 15.05%
Amazon.com †	652,988	143,259,037
Booking Holdings	2,547	12,654,566
Chipotle Mexican Grill †	448,016	27,015,365
Deckers Outdoor †	58,553	11,891,529
DoorDash Class A †	54,706	9,176,931
Grand Canyon Education †	25,375	4,156,425
H&R Block	31,191	1,648,132
Lululemon Athletica †	49,258	18,836,752
Magic Leap Class A =, †	2,058	2,919
Norwegian Cruise Line Holdings †	215,937	5,556,059
Pool	4,657	1,587,758
Tesla †	180,933	73,067,983
Texas Roadhouse	3,556	641,609
Wingstop	38,091	10,825,462
		320,320,527
Consumer Staples — 1.80%
Constellation Brands Class A	24,698	5,458,258
Costco Wholesale	35,840	32,839,117
		38,297,375
Energy — 0.74%
Cheniere Energy	1,251	268,803
EOG Resources	51,717	6,339,470
Schlumberger	112,736	4,322,298
Targa Resources	26,908	4,803,078
		15,733,649
Financials — 8.70%
Allstate	28,771	5,546,761
American Express	13,386	3,972,831
Blackstone	23,907	4,122,045
Block †	86,760	7,373,732
Charles Schwab	161,629	11,962,162
Equitable Holdings	115,968	5,470,210
Fiserv †	5,678	1,166,375
Kinsale Capital Group	3,867	1,798,658
Mastercard Class A	113,555	59,794,656
Moody's	25,475	12,059,101
MSCI	38,701	23,220,987
Primerica	8,790	2,385,782
Progressive	16,925	4,055,399
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Ryan Specialty Holdings	55,518	$ 3,562,035
Tradeweb Markets Class A	83,441	10,924,096
UWM Holdings	36,508	214,302
Visa Class A	87,519	27,659,505
		185,288,637
Healthcare — 6.26%
AbbVie	16,459	2,924,764
Alnylam Pharmaceuticals †	24,401	5,741,799
Dexcom †	37,548	2,920,108
Doximity Class A †	118,883	6,347,163
Edwards Lifesciences †	28,516	2,111,039
Eli Lilly & Co.	47,185	36,426,820
Exelixis †	177,592	5,913,814
Genmab †	9,080	1,896,291
IDEXX Laboratories †	10,154	4,198,070
Inspire Medical Systems †	14,317	2,654,085
Insulet †	12,626	3,296,270
Intuitive Surgical †	37,181	19,406,995
Molina Healthcare †	903	262,818
Neurocrine Biosciences †	35,733	4,877,555
Regeneron Pharmaceuticals †	13,716	9,770,318
ResMed	46,385	10,607,786
UnitedHealth Group	21,475	10,863,344
Waters †	8,010	2,971,550
		133,190,589
Industrials — 3.93%
Acuity Brands	19,975	5,835,297
Advanced Drainage Systems	36,576	4,228,186
Armstrong World Industries	51,163	7,230,867
Booz Allen Hamilton Holding	14,189	1,826,124
Broadridge Financial Solutions	9,090	2,055,158
Cintas	30,365	5,547,685
Comfort Systems USA	3,158	1,339,181
Copart †	61,044	3,503,315
Donaldson	30,358	2,044,611
EMCOR Group	11,234	5,099,113
Fortive	66,473	4,985,475
Howmet Aerospace	64,256	7,027,679
Johnson Controls International	27,693	2,185,808
Lyft Class A †	287,703	3,711,369
Nordson	9,015	1,886,299
Trane Technologies	29,873	11,033,592
Uber Technologies †	99,530	6,003,650
Vertiv Holdings Class A	24,306	2,761,405
Westinghouse Air Brake Technologies	25,611	4,855,589
Yaskawa Electric	23,300	594,621
		83,755,024
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Schedule of investments
Optimum Large Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology — 47.46%
Adobe †	2,817	$ 1,252,664
Amphenol Class A	46,659	3,240,468
Analog Devices	47,722	10,139,016
Appfolio Class A †	16,142	3,982,554
Apple	1,035,595	259,333,700
Applied Materials	95,566	15,541,899
AppLovin Class A †	2,940	952,060
Arista Networks †	125,832	13,908,211
ASML Holding	12,140	8,534,801
Atlassian Class A †	34,945	8,504,914
Broadcom	211,854	49,116,231
Cadence Design Systems †	21,492	6,457,486
Cognex	26,225	940,429
Datadog Class A †	63,602	9,088,090
DocuSign †	111,465	10,025,162
Dynatrace †	158,783	8,629,856
Fair Isaac †	8,511	16,944,805
Fortinet †	223,021	21,071,024
Gartner †	8,694	4,211,982
Gitlab Class A †	153,327	8,639,976
HubSpot †	512	356,746
Keyence	13,300	5,406,073
KLA	2,111	1,330,183
Lattice Semiconductor †	51,534	2,919,401
Manhattan Associates †	8,222	2,221,913
Microsoft	419,241	176,710,082
MongoDB †	3,886	904,700
Monolithic Power Systems	1,038	614,185
Motorola Solutions	13,930	6,438,864
NetApp	34,836	4,043,763
Nutanix Class A †	35,076	2,145,950
NVIDIA	1,791,307	240,554,617
Okta †	64,191	5,058,251
Oracle	73,609	12,266,204
Palantir Technologies Class A †	61,310	4,636,875
Salesforce	98,953	33,082,957
ServiceNow †	9,042	9,585,605
Smartsheet Class A †	119,037	6,669,643
Synopsys †	14,485	7,030,440
Toast Class A †	15,374	560,382
Twilio Class A †	29,066	3,141,453
Tyler Technologies †	7,357	4,242,340
Ubiquiti	2,986	991,143
Workday Class A †	32,334	8,343,142
Zscaler †	57,976	10,459,450
		1,010,229,690
Materials — 0.53%
Ecolab	32,480	7,610,714
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Materials (continued)
Southern Copper	39,615	$ 3,610,115
		11,220,829
Real Estate — 0.14%
Simon Property Group	17,664	3,041,917
		3,041,917
Utilities — 0.22%
NRG Energy	14,917	1,345,812
Vistra	24,101	3,322,805
		4,668,617
Total Common Stocks (cost $1,193,865,194)		2,112,503,219

Exchange-Traded Fund — 0.15%
iShares Russell 1000 Growth ETF	7,698	3,091,363
Total Exchange-Traded Fund (cost $3,200,674)		3,091,363

Rights — 0.00%
Healthcare — 0.00%
ABIOMED =, †	15,699	16,013
Total Rights (cost $0)		16,013

Short-Term Investments — 0.61%
Money Market Mutual Funds — 0.61%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	3,249,708	3,249,708
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	3,249,708	3,249,708
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	3,249,707	3,249,707

2    NQ- OPTLG [1224] 0225 (4220754)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	3,249,707	$ 3,249,707
Total Short-Term Investments (cost $12,998,830)		12,998,830

Total Value of Securities—100.00% (cost $1,210,064,698)		2,128,609,425
Receivables and Other Assets Net of Liabilities—0.00%		59,812
Net Assets Applicable to 87,522,162 Shares Outstanding—100.00%		$2,128,669,237

♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

The following forward foreign currency exchange contracts were outstanding at December 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
BAML	JPY	(338,969,295)	USD	2,232,227	3/28/25	$55,849
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
BAML – Bank of America Merrill Lynch
ETF – Exchange-Traded Fund
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar

NQ- OPTLG [1224] 0225 (4220754)    3